Note 33 - Dividends - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Thousands														12 Months Ended
	Dec. 30, 2022	Oct. 13, 2022	Jul. 14, 2022	Apr. 18, 2022	Jan. 13, 2022	Oct. 14, 2021	Jul. 15, 2021	Apr. 15, 2021	Jan. 14, 2021	Oct. 15, 2020	Jul. 16, 2020	May 14, 2020	Jan. 16, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Dividends declared to owners of the Company (excluding NCI)														$ 8,975	$ 6,068	$ 3,887
Dividends, cents per share (in dollars per share)	$ 14.0	$ 14.0	$ 14.0	$ 14.0	$ 14.0	$ 14.0	$ 13.0	$ 12.0	$ 11.0	$ 10.0	$ 8.5	$ 7.5	$ 7.5
Dividends declared and paid (excluding NCI)														7,178	6,068	3,887
Dividends due (excluding NCI)														1,797	0	0
Dividends recognised as distributions to owners of parent														$ 8,975	$ 6,068	$ 3,887